DEBT OBLIGATIONS - Reconciliation of cash flows from financing activities from debt obligations (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Borrowing [Roll Forward]
Dec. 31, 2018	$ 63,964
Debt obligation issuance, net of repayments	2,670
Non-cash changes in debt obligations
Deconsolidation of BSREP III	(13,601)
Debt from asset acquisitions	2,751
Assumed by purchaser	(128)
Amortization of deferred financing costs and (premium) discount	105
Foreign currency translation	251
Other	(484)
Dec. 31, 2019	$ 55,528